PROGRAM DESCRIPTION AND RELATED INFORMATION (Details) - EBP 002			12 Months Ended
	Jan. 01, 2026 USD ($)	Jul. 01, 2024	Dec. 31, 2025 USD ($) age	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, aftertax, maximum annual compensation to total contribution, percentage			15.00%
Participant contribution, aftertax, maximum annual compensation to total matching compensation, percentage			10.00%
Participant contribution, automatic contribution, enrollment waiting period			45 days
Participant contributions, default investment alternative, allocation percentage			100.00%
Participant contribution, default investment alternative, retirement age | age			65
Employer contribution, rule of 70, minimum duration			10 years
Employer contribution, rule of 70, maximum age | age			70
Employer stock fund, maximum investment, percentage			25.00%
Note receivable from participant, account, maximum borrowing, to total account, percentage			50.00%
Note receivable from participant, account, maximum borrowing, amount			$ 50,000
Note receivable from participant, account, borrowing term			5 years
Matching contribution, vesting service period			3 years
Additional annual contribution, vesting rate, percentage			20.00%
EBP, employer contribution, vesting percentage		100.00%	100.00%
Employer contribution, maximum vesting age | age			65
Forfeited nonvested account, forfeiture period			1 year
Forfeited nonvested account, decrease from administrative expense			$ 87,000	$ 0
Forfeited nonvested account			$ 160,000	$ 416,000
Employer contribution, additional contribution, minimum percentage			100.00%
Forfeited nonvested account, reallocated to participant			$ 180,000
Forfeited nonvested account, restoration of lost earnings			$ 17,000
Termination of employment and payment of benefits, maximum annual installment period			15 years
Termination of employment and payment of benefits, maximum annual beneficiary installment period			5 years
Termination of employment and payment of benefits, involuntary cash out limit			$ 1,000
Record keeping fee, per participant, per year			$ 31.50
Subsequent Event
EBP, Description of Plan [Line Items]
Record keeping fee, per participant, per year	$ 25.00
Matching Tear One
EBP, Description of Plan [Line Items]
Matching contribution, vesting service period			1 year
Matching contribution, vesting service percentage, year one			33.00%
Matching Tear Two
EBP, Description of Plan [Line Items]
Matching contribution, vesting service period			2 years
Matching contribution, vesting service percentage, year one			67.00%
Matching Tear Three
EBP, Description of Plan [Line Items]
Matching contribution, vesting service period			3 years
Matching contribution, vesting service percentage, year one			100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, annual compensation to total compensation, percentage			2.00%
Participant contribution, automatic, deferral rate			6.00%
Participant contribution, automatic contribution increase, minimum percentage			1.00%
Employer contribution, additional contribution, percentage			2.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, annual compensation to total compensation, percentage			75.00%
Participant contribution, automatic, deferral rate			75.00%
Participant contribution, automatic contribution increase, minimum percentage			3.00%
Employer contribution, participant compensation matched, percentage			5.00%
Employer contribution, additional contribution, percentage			4.00%